Summary of significant accounting policies - Analysis of Different Types of Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net revenues
Product revenue	$ 8,269	$ 54,604	$ 32,894
Live streaming revenue	26,920	31,031	17,977
Total	181,267	232,132	201,911
Subscription and circulation [Member]
Net revenues
Revenue from Contract with Customer, Including Assessed Tax	81,532	81,877	84,956
Advertising [Member]
Net revenues
Revenue from Contract with Customer, Including Assessed Tax	15,643	27,781	22,484
Product and Service, Other [Member]
Net revenues
Revenue from Contract with Customer, Including Assessed Tax	$ 48,903	$ 36,839	$ 43,600